UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip Code)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

	Share Amount	Market Value
Common Stocks (94.7%)
Consumer Discretionary (10.0%)
CBS Corp., Class B	1,057,200	$64,098,036
Comcast Corp., Class A	1,074,200	60,660,074
Lowe’s Cos., Inc.	741,100	55,130,429
Time Warner, Inc.	721,400	60,915,016

		240,803,555

Consumer Staples (4.9%)
CVS Health Corp.	558,600	57,653,106
Procter & Gamble Co.	736,100	60,316,034

		117,969,140

Energy (2.9%)
BP PLC ADR	1,796,000	70,241,560

Financials (27.7%)
American International Group, Inc.	1,290,700	70,717,453
Aon PLC	730,700	70,234,884
Bank of America Corp.	4,516,500	69,508,935
Capital One Financial Corp.	877,900	69,196,078
CIT Group, Inc.	1,477,100	66,646,752
Citigroup, Inc.	1,357,100	69,917,792
Citizens Financial Group, Inc.	2,654,200	64,045,846
Invesco, Ltd.	1,689,200	67,044,348
Marsh & McLennan Cos., Inc.	1,084,500	60,829,605
Realogy Holdings Corp. †	1,355,100	61,629,948

		669,771,641

Health Care (10.7%)
Agilent Technologies, Inc.	1,359,600	56,491,380
Anthem, Inc.	387,900	59,895,639

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

	Share Amount	Market Value
Health Care (Continued)
Sanofi SA ADR	1,373,900	$67,925,616
Thermo Fisher Scientific, Inc.	545,700	73,309,338

		257,621,973

Industrials (3.0%)
General Electric Co.	2,965,000	73,561,650

Information Technology (21.1%)
Applied Materials, Inc.	2,824,300	63,716,208
Flextronics International, Ltd. †	4,945,200	62,680,410
Google, Inc., Class A †	72,500	40,215,750
Google, Inc., Class C †	53,800	29,482,400
Keysight Technologies, Inc. †	1,642,700	61,026,305
Microsoft Corp.	1,582,700	64,344,669
Oracle Corp.	1,587,900	68,517,885
Qualcomm, Inc.	876,000	60,741,840
Texas Instruments, Inc.	1,062,900	60,781,936

		511,507,403

Materials (8.5%)
E.I. du Pont de Nemours & Co.	490,100	35,027,447
International Paper Co.	1,156,600	64,179,734
Owens-Illinois, Inc. †	2,264,800	52,815,136
Reliance Steel & Aluminum Co.	863,300	52,730,364

		204,752,681

Telecommunication Services (2.7%)
Vodafone Group PLC — ADR	1,972,700	64,467,836

Utilities (3.2%)
AES Corp.	6,122,200	78,670,270

Total Common Stocks (cost $1,693,664,159)		$2,289,367,709

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

MARCH 31, 2015 (Unaudited)

	Share Amount	Market Value
Short-Term Investments (4.9%)
Money Market Fund (4.9%)
Western Asset Institutional U.S. Treasury Fund, 0.02% (a)	118,268,379	$118,268,379

Total Money Markets (cost $118,268,379)		$118,268,379

Total Investments (99.6%) (cost $1,811,932,538) *		$2,407,636,088
Other Assets less Liabilities (0.4%)		9,663,140

Net Assets (100.0%)		$2,417,299,228

†	Non-income producing security
(a)	Rate disclosed is as of March 31, 2015.

ADR — American Depositary Receipt

PLC — Public Limited Company

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$644,166,588
Gross Unrealized Depreciation	(48,463,039)

Net Unrealized Appreciation	$595,703,549

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

1.	Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.

The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional Class. The Board may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.

Each share of the Fund has equal divided, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.

2.	Significant Accounting Policies

This Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a. Security Valuation

Exchange-traded securities, including those traded on the National Association of Securities Dealers’ Automated Quotation system (“NASDAQ”), are valued at the last quoted sale price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”).

The Fund values securities at fair value pursuant to procedures adopted by the Board of Directors if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

MARCH 31, 2015 (Unaudited)

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2015:

Security Type	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$2,289,367,709	$—	$—	$2,289,367,709
Short-Term Investments	118,268,379	—	—	118,268,379

Total Investments	$2,407,636,088	$—	$—	$2,407,636,088

At March 31, 2015, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels as of March 31, 2015, based on the valuation input Levels on December 31, 2014.

b. Security Transactions

Security transactions are recorded on a trade date basis.

3.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: May 20, 2015

By (Signature and Title)	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date: May 20, 2015